Net finance expense	12 Months Ended
Dec. 31, 2017
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Net finance expense
18.	Net finance expense

Recognized in earnings in the years ended December 31:

	2017	2016
Finance income:
Foreign exchange gain	$-	$(1,007,673)
Net change in fair value of financial liabilities at fair value through earnings (note 19)	(11,747,441)	-
Total finance income	$(11,747,441)	$(1,007,673)

Finance expense:
Interest and accretion expense on borrowings	$3,322,321	$4,024,240
Accretion expense on earn-out obligation and deferred consideration	600,602	560,150
Amortization of deferred financing fees	224,463	614,472
Net change in fair value of financial liabilities at fair value through earnings	-	204,958
Foreign exchange loss	88,084	-
Extinguishment of notes payable and bank indebtedness	2,044,867	-
Other	50,475	27,215
Total finance expense	$6,330,812	$5,431,035
Net finance (income) expense	$(5,416,629)	$4,423,362